Note 2 - Securities (Details) - Securities Available-for-Sale with Unrealized Losses - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 2 - Securities (Details) - Securities Available-for-Sale with Unrealized Losses [Line Items]
Less than 12 Months - Fair Value	$ 50,076	$ 11,232
Less than 12 Months - Unrealized Loss	(453)	(20)
Fair Value	53,721	27,540
Unrealized Loss	(519)	(240)
12 Months or More - Fair Value	3,645	16,308
12 Months or More - Unrealized Loss	(66)	(220)
US Government-sponsored Enterprises Debt Securities [Member]
Note 2 - Securities (Details) - Securities Available-for-Sale with Unrealized Losses [Line Items]
Less than 12 Months - Fair Value	7,964	0
Less than 12 Months - Unrealized Loss	(46)	0
Fair Value	7,964	7,911
Unrealized Loss	(46)	(104)
12 Months or More - Fair Value	0	7,911
12 Months or More - Unrealized Loss	0	(104)
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Note 2 - Securities (Details) - Securities Available-for-Sale with Unrealized Losses [Line Items]
Less than 12 Months - Fair Value	42,112	11,232
Less than 12 Months - Unrealized Loss	(407)	(20)
Fair Value	45,757	19,629
Unrealized Loss	(473)	(136)
12 Months or More - Fair Value	3,645	8,397
12 Months or More - Unrealized Loss	$ (66)	$ (116)